UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • July 31, 2017 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (30.8%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$27		10.00%		09/01/17–12/01/20	$28,528
	Gold Pools:
2,410		3.50		01/01/44–06/01/45	2,496,527
1,800		4.00		12/01/41–10/01/45	1,899,655
1,382		4.50		03/01/41–09/01/41	1,488,195
178		5.00		12/01/40–05/01/41	196,364
26		5.50		07/01/37	28,673
30		6.00		12/01/37–03/01/38	33,993
23		6.50		06/01/29–09/01/33	25,735
78		7.50		04/01/20–05/01/35	91,597
39		8.00		08/01/32	46,699
60		8.50		08/01/31	73,319
8		10.00		10/01/21	7,890
	Federal National Mortgage Association, August TBA:
780	(a)	3.00		08/01/32	802,395
5,500	(a)	3.50		08/01/47	5,662,851
8,000	(a)	4.00		08/01/47	8,422,812
1,440	(a)	4.50		08/01/47	1,546,087
	Conventional Pools:
337		3.00		04/01/45	339,594
4,114		3.50		08/01/45–05/01/47	4,256,953
1,800		4.00		04/01/45–09/01/45	1,911,323
256		4.50		08/01/40–09/01/41	275,985
277		5.00		11/01/40–07/01/41	304,395
19		5.50		08/01/37	20,903
564		6.50		02/01/28–12/01/33	624,277
17		7.00		07/01/23–06/01/32	17,541
102		7.50		08/01/37	123,644
107		8.00		04/01/33	129,891
96		8.50		10/01/32	119,441
119		9.50		04/01/30	139,377
5		10.00		10/01/18	4,864
	Government National Mortgage Association, Various Pools:
769		3.50		10/20/44–05/20/45	801,583
569		4.00		07/15/44	600,409
349		5.00		05/20/41	383,121
1		11.00		04/15/21	995
	Total Agency Fixed Rate Mortgages (Cost $32,787,079)				32,905,616

	Asset-Backed Securities (22.9%)
433	Apollo Aviation Securitization Equity Trust (b)	4.875		03/17/36	447,226
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
339		3.107	(c)	04/25/34	337,795
600		4.079	(c)	09/25/33	576,059
1,185	AVANT Loans Funding Trust (b)	7.80		09/15/20	1,209,782
	Bear Stearns Asset-Backed Securities Trust
136		1.552	(c)	01/25/47	133,665
550		2.399	(c)	10/25/36	417,185
229		2.532	(c)	10/27/32	225,390
384	Blackbird Capital Aircraft Lease Securitization Ltd. (b)	4.213		12/16/41	394,484
325	Castle Aircraft SecuritizationTrust (b)	4.703		12/15/40	330,134
276	Cendant Mortgage Corp. (b)	6.00	(c)	07/25/43	283,730

800	Citicorp Residential Mortgage Trust	5.568		03/25/37	817,280
250	CLUB Credit Trust (b)	2.39		04/17/23	250,205
	Colony American Homes
325	(b)	4.026	(c)	05/17/31	328,002
285	(b)	4.43	(c)	07/17/31	286,970
	Conn’s Receivables Funding LLC
840	(b)	7.34		03/15/19	858,427
500	(b)	12.00		04/15/20	513,204
164	Countrywide Asset-Backed Certificates (b)	1.852	(c)	06/25/33	162,552
	Credit-Based Asset Servicing & Securitization LLC
157		4.307	(c)	08/25/30	157,470
240	(b)	6.75		05/25/36	258,540
449	CWABS Asset-Backed Certificates Trust	1.472	(c)	10/25/46	396,097
467	CWABS, Inc. Asset-Backed Certificates	5.258		02/25/34	477,759
350	EMC Mortgage Loan Trust (b)	2.216	(c)	11/25/30	336,119
542	GMAT Trust (b)	4.25		09/25/20	543,436
12	GO Financial Auto Securitization Trust (b)	3.27		11/15/18	12,405
	Green Tree Agency Advance Funding Trust I
300	(b)	2.38		10/15/48	298,491
250	(b)	4.058		10/15/48	248,580
550	Invitation Homes Trust (b)	5.909	(c)	08/17/32	563,979
388	Labrador Aviation Finance Ltd. (b)	4.30		01/15/42	388,398
	Lehman ABS Manufactured Housing Contract Trust
124		3.70		04/15/40	124,851
500		6.63	(c)	04/15/40	538,437
93	Lehman Manufactured Housing Asset-Backed	6.635		07/15/28	94,712
399	Long Beach Mortgage Loan Trust	1.672	(c)	06/25/34	385,625
200	Mariner Finance Issuance Trust (b)	3.62		02/20/29	201,777
250	Mastr Asset-Backed Securities Trust	3.707	(c)	09/25/34	244,803
400	MERIT Securities Corp.	7.852	(c)	12/28/33	414,500
360	Mid-State Capital Corp. Trust	7.758		01/15/40	398,036
376	Morgan Stanley Dean Witter Capital I, Inc. Trust (d)	2.507	(c)	02/25/32	375,715
	Nationstar HECM Loan Trust
300	(b)	3.598	(c)	06/25/26	310,252
440	(b)	4.704		05/25/27	440,937
	New Century Home Equity Loan Trust
209		2.032	(c)	11/25/33	170,614
474		2.332	(c)	08/25/34	467,626
500	NRZ Advance Receivables Trust Advance Receivables Backed (b)	2.833		10/16/51	498,176
566	NRZ Excess Spread-Collateralized Notes (b)	5.683		07/25/21	566,454
	Oakwood Mortgage Investors, Inc.
869		7.405	(c)	06/15/31	353,974
183		7.72		04/15/30	193,946
364		7.84	(c)	11/15/29	361,780
500	OnDeck Asset Securitization Trust II LLC (b)	4.21		05/17/20	501,462
200	OSCAR US Funding Trust VI LLC (b)	3.30		05/10/24	202,526
596	People’s Choice Home Loan Securities Trust	2.272	(c)	06/25/34	570,530
500	PNMAC GMSR Issuer Trust (b)	5.982	(c)	02/25/50	501,377
364	Pretium Mortgage Credit Partners LLC (b)	3.50		04/29/32	366,772
497	Saxon Asset Securities Trust	8.41	(c)	05/25/29	493,505
	Shenton Aircraft Investment I Ltd., (Cayman Islands)
583	(b)	4.75		10/15/42	604,548
444	(b)	5.75		10/15/42	454,186
	Skopos Auto Receivables Trust
36	(b)	3.10		12/15/23	36,279
172	(b)	3.55		02/15/20	171,790
310	(b)	5.43		12/15/23	313,055
500	(b)	8.36		08/15/21	503,437

GBP	300	Small Business Origination Loan Trust (United Kingdom)	6.752	(c)	12/15/24	403,087
$400		SPS Servicer Advance Receivables Trust (b)	2.53		11/16/48	396,735
	197	Stanwich Mortgage Loan Co., LLC (b)	3.598		03/16/22	197,042
	500	Tricon American Homes Trust (b)	4.226	(c)	05/17/32	507,088
	105	VOLT LIX LLC (b)	3.25		05/25/47	105,346
	100	VOLT XIX LLC (b)	5.00		04/25/55	100,687
	199	VOLT XXII LLC (b)	4.25		02/25/55	199,952
	496	VOLT XXXIII LLC (b)	4.25		03/25/55	496,121
		Total Asset-Backed Securities (Cost $24,206,847)				24,521,104

		Collateralized Mortgage Obligations - Agency Collateral Series (5.6%)
		Federal Home Loan Mortgage Corporation,
		IO
	6,599		0.691	(c)	10/25/20	121,435
	3,054		0.952	(c)	01/25/31	280,878
	2,665		1.337	(c)	11/25/19	60,502
		IO REMIC
	452		1.707	(c)	10/15/41	24,223
	871		1.775	(c)	10/15/39	49,952
	1,030		1.875	(c)	04/15/39	64,271
	2,598		1.877	(c)	10/15/40	145,171
	1,410		1.905	(c)	08/15/42	85,781
	3,015		2.038	(c)	09/15/41	192,999
	379		4.00		04/15/39	47,022
	1,667		4.774	(c)	11/15/43–06/15/44	258,086
	361		4.824	(c)	04/15/39	31,411
	166		5.00		08/15/41	24,439
		IO STRIPS
	5,196		1.452	(c)	10/15/37	271,553
	153		7.00		06/15/30	38,246
	172		7.50		12/15/29	47,259
		REMIC
	6		5.73	(e)	10/15/43	5,646
	222		8.727	(e)	12/15/43	229,754
		Federal National Mortgage Association,
		IO
	1,794		5.158	(c)	09/25/20	194,884
		IO REMIC
	2,559		1.426	(c)	05/15/38	144,376
	5,329		1.649		03/25/46	281,184
	2,069		1.912	(c)	03/25/44	135,296
	2,147		1.95	(c)	10/25/39	123,441
	1,228		3.50		02/25/39	131,128
	1,103		4.418	(c)	11/25/41	141,241
	1,381		4.818	(c)	06/25/42	242,066
	690		5.318	(c)	08/25/41	99,370
		IO STRIPS
	54		7.00		11/25/27	9,448
	131		8.00		05/25/30–06/25/30	35,620
	79		8.50		10/25/24	17,227
		REMIC
	103		2.432	(c)	12/25/23	105,530
	63		6.553	(c)	04/25/39	63,932
		Government National Mortgage Association,
		IO
	3,081		0.805	(c)	08/20/58	85,509
	5,130		3.50		06/20/41–11/20/42	981,773
	666		4.50		05/20/40	82,643
	896		4.772	(c)	08/20/42	165,103
	516		4.824	(c)	11/16/40	92,152
	1,143		4.872	(c)	04/20/41–08/20/42	209,619
	941		4.912	(c)	12/20/43	180,629

139		5.00		05/20/39–02/16/41	24,365
754		5.072	(c)	09/20/43	128,014
509		5.324	(c)	08/16/34	92,162
	IO PAC
607		4.822	(c)	01/20/40	31,165
1,368		4.922	(c)	10/20/41	130,917
147		5.00		10/20/40	21,078
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $3,783,401)				5,928,500

	Commercial Mortgage-Backed Securities (9.1%)
185	BAMLL Commercial Mortgage Securities Trust (b)	6.726	(c)	12/15/31	176,188
133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	106,920
229	Bayview Commercial Asset Trust (b)	1.582	(c)	04/25/35	217,959
350	BBCMS Trust (b)	4.284	(c)	09/10/28	337,673
	Citigroup Commercial Mortgage Trust
220		4.571	(c)	09/10/58	220,733
	IO
4,496		0.968	(c)	09/10/58	267,923
	COMM Mortgage Trust
388		3.796	(c)	08/10/48	315,537
100	(b)	4.735	(c)	07/15/47	89,204
389	(b)	4.747	(c)	12/10/23	375,059
	IO
1,592		0.965	(c)	10/10/47	63,047
	Commercial Mortgage Pass-Through Certificates
187	(b)	4.599	(c)	02/10/47	175,457
	IO
3,200		0.816	(c)	02/10/47	95,534
5,992	COOF Securitization Trust II, IO (b)	2.333	(c)	08/25/41	451,927
	CSMC Trust
250	(b)	4.426	(c)	03/15/28	250,643
300	(b)	5.226	(c)	04/15/29	302,798
	GS Mortgage Securities Trust
450		3.345		07/10/48	376,312
25	(b)	4.529	(c)	09/10/47	20,978
370	(b)	4.764	(c)	08/10/46	352,664
	IO
2,013		0.847	(c)	09/10/47	86,196
2,075		1.008	(c)	04/10/47	107,731
400	HILT Mortgage Trust (b)	4.976	(c)	07/15/29	385,717
	JP Morgan Chase Commercial Mortgage Securities Trust
390	(b)	4.572	(c)	07/15/47	321,481
222		5.464	(c)	01/15/49	221,618
	IO
1,875		0.82	(c)	12/15/49	89,191
	JPMBB Commercial Mortgage Securities Trust
188	(b)	4.66	(c)	08/15/47	161,906
267	(b)	4.665	(c)	04/15/47	242,228
	IO
4,462		0.934	(c)	01/15/47	185,660
	KGS-Alpha SBA COOF Trust,
	IO
3,255	(b)	2.993	(c)	07/25/41	414,041
2,782	(b)	3.238	(c)	04/25/40	239,936
	LB-UBS Commercial Mortgage Trust
587		6.239	(c)	07/15/40	596,539
200		6.276	(c)	09/15/45	201,869
367	TRU Trust (b)	3.476	(c)	11/15/30	367,788
173	Velocity Commercial Capital Loan Trust	3.032	(c)	10/25/46	174,526
	Wells Fargo Commercial Mortgage Trust
306	(b)	3.153		09/15/57	218,405

	225	(b)	3.938		08/15/50	185,525
		WF-RBS Commercial Mortgage Trust
	500	(b)	3.692		11/15/47	335,110
	500	(b)	3.906	(c)	09/15/57	400,993
	201	(b)	3.986		05/15/47	159,693
	150	(b)	4.135	(c)	05/15/45	139,926
	350	(b)	4.479	(c)	08/15/46	306,047
		Total Commercial Mortgage-Backed Securities (Cost $9,744,652)				9,738,682

		Mortgages - Other (30.6%)
		Adjustable Rate Mortgage Trust
	219		3.281	(c)	02/25/36	195,847
	324		3.348	(c)	04/25/35	302,626
		Alternative Loan Trust
	450		1.422	(c)	11/25/46	388,590
	165		5.50		02/25/25–01/25/36	150,617
	141		32.627	(e)	05/25/37	255,722
	504	Alternative Loan Trust Resecuritization	6.25	(c)	08/25/37	429,853
		American Home Mortgage Investment Trust
	274	(b)	6.60		01/25/37	143,306
		IO
	1,272		2.078		05/25/47	229,117
		Banc of America Alternative Loan Trust
	403		1.682	(c)	11/25/36	288,029
	413		5.50		10/25/35	408,882
	185	Banc of America Funding Trust	5.25		07/25/37	185,142
		Banc of America Mortgage Trust
	4		5.25		11/25/19	3,730
	239		5.50		04/25/35	242,222
	870	Bear Stearns Asset-Backed Securities I Trust	21.587	(e)	03/25/36	781,455
	8,116	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	233,332
	55	CHL Mortgage Pass-Through Trust	6.25		11/25/32	56,140
	460	CHL Mortgage Pass-Through Trust	5.50		10/25/34	472,772
	140	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	133,580
	192	Citigroup Mortgage Loan Trust (b)	6.50		10/25/36	146,141
GBP	231	Clavis Securities PLC (United Kingdom)	0.739	(c)	12/15/40	266,125
		Credit Suisse European Mortgage Capital Ltd., (Ireland)
EUR	478	(b)	2.75	(c)	04/20/20	554,496
		IO (Ireland)
	478	(b)	0.25		04/20/20	2,266
		Credit Suisse First Boston Mortgage Securities Corp.
$633			1.952	(c)	06/25/34	575,802
	493		4.532	(c)	02/25/32	447,830
	557		6.50		11/25/35	242,827
		CSFB Mortgage-Backed Pass-Through Certificates
	501		1.952	(c)	05/25/34	485,200
	601		3.368	(c)	05/25/34	609,798
	134	CSMC Mortgage-Backed Trust	7.00	(c)	08/25/37	96,508
		CSMC Trust
	500	(b)	4.597	(c)	11/25/57	502,798
	345	(b)	4.83	(c)	08/25/62	344,046
EUR	355	Eurosail BV (Netherlands)	1.169	(c)	10/17/40	429,016
GBP	400	Eurosail PLC (United Kingdom)	1.24	(c)	06/13/45	498,271
	183	Farringdon Mortgages No. 2 PLC (United Kingdom)	1.795	(c)	07/15/47	234,431
$270		First Horizon Alternative Mortgage Securities Trust	5.50		04/25/35	259,157
	268	First Horizon Mortgage Pass-Through Trust	6.25		11/25/36	252,655
EUR	514	Fondo de Titulizacion de Activos UCI 17 (Spain)	0.00	(c)	12/17/49	538,038

		Freddie Mac Whole Loan Securities Trust
571			3.00		09/25/45–05/25/47	562,017
659			3.50		07/25/46–05/25/47	669,898
		GreenPoint Mortgage Funding Trust
120			1.392	(c)	02/25/37	118,932
362			1.412	(c)	01/25/37	335,588
EUR	943	Grifonas Finance PLC (Greece)	0.042	(c)	08/28/39	971,530
		GSR Mortgage Loan Trust
$64			1.482	(c)	03/25/35	55,485
794			3.909	(c)	12/25/34	773,214
12			5.50		11/25/35	11,594
166		HarborView Mortgage Loan Trust	1.418	(c)	01/19/38	157,564
EUR	1,119	IM Pastor 3 FTH (Spain)	0.00	(c)	03/22/43	1,094,345
139		IM Pastor 4 FTA (Spain)	0.00	(c)	03/22/44	143,963
$295		Impac CMB Trust	2.027	(c)	10/25/34	280,119
616		JP Morgan Alternative Loan Trust	1.392	(c)	10/25/36	577,976
		JP Morgan Mortgage Trust
258		(b)	3.02	(c)	07/27/37	246,600
		PAC
282			6.00		04/25/36	296,016
		Lehman Mortgage Trust
80			5.50		11/25/35	75,530
275			6.00		06/25/37	185,131
598			6.50		09/25/37	439,460
EUR	420	Ludgate Funding PLC (United Kingdom)	0.091	(c)	12/01/60	438,382
1,159		Lusitano Mortgages No. 5 PLC (Portugal)	0.00	(c)	07/15/59	1,207,804
GBP	265	Mansard Mortgages Parent Ltd. (United Kingdom)	0.595	(c)	04/15/49	316,504
$157		MASTR Adjustable Rate Mortgages Trust	3.15	(c)	02/25/36	151,869
		MASTR Alternative Loan Trust
220			6.00		05/25/33	228,602
124			6.25		07/25/36	108,340
557		MERIT Securities Corp. (b)	3.483	(c)	09/28/32	496,569
		Merrill Lynch Mortgage Investors Trust
52			1.928	(c)	04/25/29	50,802
187			3.326	(c)	01/25/37	187,384
GBP	231	Money Partners Securities 4 PLC (Ireland)	5.089	(c)	03/15/40	304,793
$253		Morgan Stanley Dean Witter Capital I, Inc. Trust (d)	2.651	(c)	03/25/33	234,342
414		National City Mortgage Capital Trust	6.00		03/25/38	429,726
GBP	307	Newgate Funding (United Kingdom)	3.289	(c)	12/15/50	399,136
		Paragon Mortgages No. 13 PLC, (United Kingdom)
EUR	500		0.049	(c)	01/15/39	535,568
GBP	200		0.695	(c)	01/15/39	238,628
500			1.095	(c)	01/15/39	599,224
200		Paragon Mortgages No. 22 PLC (United Kingdom)	1.939	(c)	09/15/42	264,063
		RALI Trust
$439			1.932	(c)	12/25/33	409,976
197			5.50		04/25/22	199,130
931			6.00		05/25/36–11/25/36	824,261
298		RBSSP Resecuritization Trust (b)	16.36	(c)	09/26/37	506,562
602		Reperforming Loan REMIC Trust (b)	8.50		06/25/35	637,245
16,005		Residential Asset Securitization Trust, IO	0.50		04/25/37	512,154
500		RESIMAC (Australia)(b)	2.676	(c)	09/11/48	500,441
EUR	688	ResLoC UK PLC (United Kingdom)	0.119	(c)	12/15/43	691,739
$95		Structured Adjustable Rate Mortgage Loan Trust	3.533	(c)	06/25/37	90,792
		Structured Asset Mortgage Investments II Trust
163			1.533	(c)	04/19/35	150,475
183			1.692	(c)	05/25/45	165,570
109		Structured Asset Securities Corp.	6.00		05/25/34	110,670
		Structured Asset Securities Corp. Mortgage Pass-Through Certificates
417			4.75		10/25/34	429,494
637			5.50		10/25/33	646,741

	256	Structured Asset Securities Corp. Trust	1.482	(c)	07/25/35	233,725
GBP	250	Trinity Square PLC (United Kingdom)	3.695	(c)	07/15/51	338,960
EUR	586	UCI 16 FTA (Spain)	0.00	(c)	06/16/49	617,994
		Washington Mutual Mortgage Pass-Through Certificates Trust
$261			1.536	(c)	04/25/47	220,149
	459		1.736	(c)	08/25/46	338,217
	273		2.80	(c)	09/25/33	277,381
	241	Wells Fargo Mortgage Backed Securities Trust	3.365	(c)	06/25/33	243,672
		Total Mortgages - Other (Cost $30,055,713)				32,718,413

		Short-Term Investments (18.4%)
		U.S. Treasury Security (0.9%)
	984	U.S. Treasury Bill (f)(g) (Cost $975,481)	1.191		04/26/18	975,686

	NUMBER OF SHARES (000)
		Investment Company (12.4%)
	13,239	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $13,238,922)				13,238,922

	PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
		Certificates of Deposit (4.3%)
		Domestic Bank (2.4%)
$2,580		Wells Fargo Bank NA	1.357%		12/19/17	2,580,351

		International Banks (1.9%)
	990	Macquarie Bank Ltd. (Australia)	1.199		02/15/18	990,502
	1,020	Nordea Bank AB (Sweden)	1.215		11/07/17	1,019,803
						2,010,305
		Total Certificates of Deposit (Cost $4,590,000)				4,590,656

		Commercial Paper (0.8%)
		Domestic Bank
	850	JP Morgan Securities (i) (Cost $849,261)	1.18		08/28/17	849,261
		Total Short-Term Investments (Cost $19,653,664)				19,654,525

		Total Investments (Cost $120,231,356) (j)(k)(l)			117.4%	125,466,840
		Liabilities in Excess of Other Assets			(17.4)	(18,605,293)
		Net Assets			100.0%	$106,861,547

IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2017.
(d)

For the nine months ended July 31, 2017, the cost of purchases and the proceeds from paydowns of Morgan Stanley Dean Witter Capital I, Inc. Trust, Asset-Backed Security and Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $400,746 and $83,300, respectively, including net realized gains of $3,820.

(e)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2017.

(f)	Rate shown is the yield to maturity at July 31, 2017.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2017, advisory fees paid were reduced by $9,390 relating to the Fund’s investment in the Liquidity Funds.

(i)	The rates shown are the effective yields at the date of purchase.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(k)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2017, the Fund did not engage in any cross-trade transactions.

(l)

At July 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,960,044 and the aggregate gross unrealized depreciation is $724,560, resulting in net unrealized appreciation of $5,235,484.

Foreign Currency Forward Exchange Contracts Open at July 31, 2017:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank NA	GBP	3,608,408	$4,663,633		08/04/17	$(97,612)
Citibank NA		$988,036	GBP	761,887	08/04/17	17,264
JPMorgan Chase Bank NA		$50,780	EUR	44,167	08/04/17	1,510
JPMorgan Chase Bank NA		$22,964	GBP	17,728	08/04/17	428
UBS AG	EUR	5,973,192	$6,773,271		08/04/17	(298,529)
	Net Unrealized Depreciation					$(376,939)

Futures Contracts Open at July 31, 2017:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
64	Long	U.S. Treasury 10 yr. Ultra Long Bond, Sep-17	$8,643,000	$4,000
55	Long	U.S. Treasury 30 yr. Bond, Sep-17	8,413,281	51,992
13	Long	U.S. Treasury 10 yr. Note, Sep-17	1,636,578	815
8	Long	U.S. Treasury Ultra Bond, Sep-17	1,316,000	14,747
15	Short	U.S. Treasury 2 yr. Note, Sep-17	(3,245,156)	1,641
43	Short	U.S. Treasury 5 yr. Note, Sep-17	(5,080,383)	(977)
		Net Unrealized Appreciation		$72,218

Interest Rate Swap Agreements Open at July 31, 2017:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	$1,600	3 Month LIBOR	Receive	2.28%	12/08/26	$(9,269)
Morgan Stanley & Co., LLC*	1,580	3 Month LIBOR	Receive	2.48	12/21/26	(35,667)
		Total Unrealized Depreciation				$(44,936)

*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

Currency Abbreviations:

EUR	Euro.
GBP	British Pound.

Morgan Stanley Mortgage Securities Trust

Summary of Investments • July 31, 2017 (unaudited)

PORTFOLIO COMPOSITION** as of 07/31/17	Percentage of Total Investments
Agency Fixed Rate Mortgages	26.2%
Mortgages - Other	26.1
Asset-Backed Securities	19.5
Short-Term Investments	15.7
Commercial Mortgage-Backed Securities	7.8
Collateralized Mortgage Obligations - Agency Collateral Series	4.7
100.0%

**          Does not include open long/short futures contracts with an underlying face amount of $28,334,398 with net unrealized appreciation of $72,218. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $376,939 and does not include open swap agreements with total unrealized depreciation of $44,936.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments • July 31, 2017 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) over-the-counter (“OTC”) swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$32,905,616	$—	$32,905,616
Asset-Backed Securities	—	24,521,104	—	24,521,104
Collateralized Mortgage Obligations - Agency Collateral Series	—	5,928,500	—	5,928,500
Commercial Mortgage-Backed Securities	—	9,738,682	—	9,738,682
Mortgages - Other	—	32,718,413	—	32,718,413
Total Fixed Income Securities	—	105,812,315	—	105,812,315
Short-Term Investments
U.S. Treasury Security	—	975,686	—	975,686
Investment Company	13,238,922	—	—	13,238,922
Certificates of Deposit	—	4,590,656	—	4,590,656
Commercial Paper	—	849,261	—	849,261
Total Short-Term Investments	13,238,922	6,415,603	—	19,654,525
Foreign Currency Forward Exchange Contracts	—	19,202	—	19,202
Futures Contracts	73,195	—	—	73,195
Total Assets	13,312,117	112,247,120	—	125,559,237
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(396,141)	—	(396,141)
Futures Contract	(977)	—	—	(977)
Interest Rate Swap Agreements	—	(44,936)	—	(44,936)
Total Liabilities	(977)	(441,077)	—	(442,054)
Total	$13,311,140	$111,806,043	$—	$125,117,183

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 19, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 19, 2017